Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Net Deferred Tax Assets
	Year Ended
	March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

Reconciliation Between Expected Income Tax Benefit and Actual
	Year Ended
	March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-